Change in property and equipment by class (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance beginning		R$ 14,071,129,000	[1],[2]	R$ 14,071,129,000		R$ 14,659,222,000
Additions		2,967,413,000		4,001,096,000
Write-offs		(792,684,000)		(1,639,388,000)
Impairment		(20,033,000)		10,306,000	[2]
Accumulated depreciation		(2,712,720,000)		(2,960,106,000)	[2]	(2,737,383,000)
Ending balance		13,513,105,000	[1]	14,071,129,000	[1],[2]	14,071,129,000
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance beginning	[2]	6,169,614,000		6,169,614,000		6,482,841,000
Additions	[2]	702,066,000		1,411,771,000
Write-offs	[2]	(65,816,000)		(709,254,000)
Impairment	[2]			(11,000)
Accumulated depreciation	[2]	(870,379,000)		(1,015,733,000)
Ending balance	[2]	5,935,485,000		6,169,614,000		6,169,614,000
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning		1,021,594,000	[2]	1,021,594,000		967,928,000
Additions				46,213,000
Write-offs		(47,869,000)		(23,530,000)
Impairment	[2]			30,983,000
Ending balance		973,725,000	[2]	1,021,594,000	[2]	1,021,594,000
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning		3,247,027,000	[2]	3,247,027,000		3,724,589,000
Additions		887,552,000		1,262,493,000
Write-offs		(194,433,000)		(893,576,000)
Impairment		(132,000)
Accumulated depreciation		(777,081,000)		(846,479,000)	[2]
Ending balance		3,162,933,000		3,247,027,000	[2]	3,247,027,000
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning		152,264,000	[2]	152,264,000		153,852,000
Additions		23,154,000		24,315,000
Write-offs		(30,094,000)		(1,440,000)
Impairment		(4,488,000)		(2,505,000)	[2]
Accumulated depreciation		(38,742,000)		(21,958,000)	[2]
Ending balance		102,094,000		152,264,000	[2]	152,264,000
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	[2]	3,357,720,000		3,357,720,000		3,189,336,000
Additions	[2]	1,345,082,000		1,250,334,000
Write-offs	[2]	(453,075,000)		(11,588,000)
Impairment	[2]	(15,413,000)		(17,903,000)
Accumulated depreciation	[2]	(1,002,781,000)		(1,052,459,000)
Ending balance	[2]	3,231,533,000		3,357,720,000		3,357,720,000
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning		122,910,000	[2]	122,910,000		140,676,000
Additions		9,559,000		5,970,000
Write-offs		(1,397,000)
Impairment	[2]			(258,000)
Accumulated depreciation		(23,737,000)		(23,478,000)	[2]
Ending balance		R$ 107,335,000		R$ 122,910,000	[2]	R$ 122,910,000

[1]	It includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.
[2]	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and